Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 146,366	$ 142,428
Cost of revenues	167,868	131,910
Gross (loss) profit	(21,502)	10,518
Operating expenses
General and administrative expenses	39,292	51,506
Realized loss on disposition of digital assets		150,810
Reversal of revaluation loss on digital assets	(2,695)	(2,166)
Loss on disposition of property, plant and equipment	1,778	1,277
Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets	12,252	75,213
Impairment on goodwill		17,900
Operating loss	(72,129)	(284,022)
Net financial expenses (income)	32,308	(90,966)
Net loss before income taxes	(104,437)	(193,056)
Income tax recovery	(401)	(17,412)
Net loss	(104,036)	(175,644)
Item that will not be reclassified to profit or loss:
Change in revaluation surplus - digital assets, net of tax	9,242
Total comprehensive loss, net of tax	$ (94,794)	$ (175,644)
Loss per share
Basic (in Dollars per share)	$ (0.4)	$ (0.85)
Weighted average number of common shares outstanding
Basic (in Shares)	262,237,000	207,776,000